COMBINED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2018 [1]	Dec. 31, 2017	[1],[2]	Dec. 31, 2016	[2]
Current assets:
Cash and cash equivalents		$ 34,899	$ 44,062		$ 60,368	[3],[4]
Accounts receivable (net of allowance for doubtful accounts of $446 and $319 as of December 31, 2017 and 2016, respectively)		55,948	48,305		20,662
Accounts receivable – affiliate		100,154	110,292		81,358
Other current assets		17,325	12,754		9,671
Total current assets		208,326	215,413		172,059
Property, plant and equipment		4,202,406	4,077,282		2,894,858
Less: accumulated depreciation		(423,359)	(398,245)		(316,024)
Net property, plant and equipment		3,779,047	3,679,037		2,578,834
Investment in unconsolidated entity		546,428	460,546		184,562
Goodwill		37,954	37,954		0
Intangible assets, net		607,274	617,660		0
Other assets		135,537	136,966		140,385
Total assets		5,314,566	5,147,576		3,075,840
Current liabilities:
Accounts payable		71,967	80,637		35,830
Due to related party		23,769	31,673		19,027
Capital contribution payable to MVP Joint Venture		65,786	105,734		11,471
Accrued interest		11,376	10,926		12,016
Accrued liabilities		15,156	16,936		8,648
Total current liabilities		188,054	245,906		86,992
Credit facility borrowings		317,000	180,000		0
Senior notes		987,756	987,352		985,732
Regulatory and other long-term liabilities		20,880	20,273		9,562
Total liabilities		1,513,690	1,433,531		1,082,286
Equity:
Predecessor equity		1,422,245	1,391,615		0
Noncontrolling interests		175,215	173,472		0
Common (80,581,758 units issued and outstanding at December 31, 2017 and 2016)		2,198,127	2,147,706		2,008,510
General partner (1,443,015 units issued and outstanding at December 31, 2017 and 2016)		5,289	1,252		(14,956)
Total equity	[5]	3,800,876	3,714,045	[6]	1,993,554	[6]
Total liabilities and equity		$ 5,314,566	$ 5,147,576		$ 3,075,840

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[3]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[5]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[6]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.